Right of Use Assets - Summary of Lease Expenses Recognized in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 661	$ 621	$ 507
Interest expenses (included in finance cost)	70	79	$ 91
Expenses relating to short-term leases	3	7
Expenses relating to lease of low-value assets that are not short-term leases	3	10
Land [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	289	280
Buildings [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	286	278
Motor vehicle and other asset [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	53	38
Office equipment [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 33	$ 25